Other Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016		Dec. 31, 2015		Jan. 30, 2014
Other Assets [Abstract]
Capitalized selling and marketing costs	$ 12,639		$ 10,101	[1]	$ 9,282	[1]
Deferred tax asset, net	8,488		8,434		7,516		$ 1,500
Property and equipment, net of accumulated depreciation	784		857		929
Prepaid income taxes	375		0
Prepaid expenses	2,821		1,907		1,127
Other assets			0		15
Total other assets	25,107		21,299		18,869
Capitalized Sales and Marketing Amortized	$ 1,100	$ 800	$ 9,200		$ 4,800

[1]	(1)The Company amortized $9.2 million and $4.8 million of capitalized selling and marketing project costs to selling and marketing expenses during the years ended December 31, 2016 and 2015, respectively.